UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-10467
Causeway Capital Management Trust
(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor
Los Angeles, CA 90025
(Address of principal executive offices) (Zip code)
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-947-7000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments
Schedule of Investments (000)*
June 30, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Common Stock
France — 14.2%
Air Liquide	84,969	$12,182
AXA SA	1,275,638	28,994
BNP Paribas	347,272	26,813
Gemalto NV	334,291	15,989
Legrand SA [2]	773,864	32,603
Sanofi-Aventis SA	604,556	48,616
Technip SA	251,415	26,960
Vinci SA	499,350	31,992

		224,149

Germany — 9.4%
Bayer AG	253,148	20,357
Deutsche Post AG	1,535,665	29,514
Linde AG	226,474	39,715
Muenchener Rueckversicherungs AG	152,531	23,330
Siemens AG	260,441	35,775

		148,691

Greece — 1.3%
OPAP SA	1,358,550	21,184

Hong Kong — 1.4%
Yue Yuen Industrial Holdings Ltd.	6,972,533	22,132

Ireland — 1.3%
Ryanair Holdings PLC ADR	25,300	742
Smurfit Kappa Group PLC [1]	1,589,258	18,961

		19,703

Italy — 2.2%
Snam Rete Gas SpA	2,660,365	15,760
UniCredito SpA	8,999,430	19,058

		34,818

Japan — 15.5%
Haseko Corp.	12,786,500	9,215
Honda Motor Co. Ltd.	831,600	31,877
JGC Corp.	1,142,000	31,147
KDDI Corp.	3,118	22,354
Sankyo Co. Ltd.	316,300	16,290
Shin-Etsu Chemical Co. Ltd.	386,000	20,600
SMC Corp.	154,300	27,685
Sony Financial Holdings Inc.	1,801,200	32,430
Tokyo Electron Ltd.	280,100	15,209
Toyota Motor Corp.	918,900	37,679

		244,486

Netherlands — 7.6%
Akzo Nobel NV	622,553	39,281

Schedule of Investments (000)* (continued)
June 30, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Netherlands — (continued)
Reed Elsevier NV	3,814,326	$51,205
TNT Express NV [1]	1,420,291	14,734
TNT NV	1,678,813	14,250

		119,470

Norway — 0.5%
Aker Solutions ASA	379,871	7,609

Singapore — 2.4%
SembCorp Industries Ltd.	124,000	504
SembCorp Marine Ltd.	3,499,000	15,106
Singapore Airlines Ltd.	1,913,000	22,097

		37,707

South Korea — 4.0%
Hyundai Heavy Industries Co. Ltd.	61,137	25,428
KT&G Corp.	600,287	37,381

		62,809

Spain — 4.3%
Banco Santander SA	1,584,745	18,304
Enagas	1,227,548	29,753
Tecnicas Reunidas SA	372,858	19,135

		67,192

Sweden — 1.2%
Skandinaviska Enskilda Banken AB, Class A	2,264,521	18,521

Switzerland — 10.2%
Givaudan SA	32,984	34,911
Novartis AG	720,294	44,140
Roche Holding AG	171,304	28,680
UBS AG	1,595,254	29,100
Zurich Financial Services AG	93,655	23,692

		160,523

United Kingdom — 20.2%
Aviva PLC	3,882,111	27,353
Balfour Beatty PLC	2,749,711	13,615
Barclays PLC	5,093,933	20,967
BP PLC	2,345,105	17,263
British American Tobacco PLC	1,028,581	45,086
Eurasian Natural Resources Corp. PLC	992,681	12,452
HSBC Holdings PLC	2,756,921	27,298
Michael Page International PLC	1,824,594	15,667
Petrofac Ltd.	635,494	15,442
Rexam PLC	4,169,000	25,614
Rio Tinto PLC	340,282	24,525
Rolls-Royce Group PLC	4,332,044	44,847

Schedule of Investments (000)* (concluded)
June 30, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)
Vodafone Group PLC	10,430,729	$27,674

		317,803

Total Common Stock
(Cost $1,358,010) — 95.7%		1,506,797

Short-Term Investment
Dreyfus Cash Management, Institutional Class, 0.100% **	61,738,817	61,739

Total Short-Term Investment
(Cost $61,739) — 3.9%		61,739

Total Investments — 99.6%
(Cost $1,419,749) ‡		1,568,536

Other Assets in Excess of Liabilities — 0.4%		6,120

Net Assets — 100.0%		$1,574,656

*	Except for share data.

**	The rate reported is the 7-day effective yield as of June 30, 2011.

[1]	Non-income producing security.

[2]	Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers.

ADR	American Depositary Receipt

‡	At June 30, 2011, the tax basis cost of the Fund’s investments was $1,419,749 and the unrealized appreciation and depreciation were $248,758 and ($99,971), respectively.
The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,506,797	$—	$—	$1,506,797
Short-Term Investment	61,739	—	—	61,739

Total Investments in Securities	$1,568,536	$—	$—	$1,568,536

Amounts designated as “—” are $0.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.
CCM-QH-001-1400

Item 2. Controls and Procedures
(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan Turner Swan, President
Date: August 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan Turner Swan, President
Date: August 25, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson, Treasurer
Date: August 25, 2011